Regulatory Requirements (Tables)	12 Months Ended
Mar. 31, 2025
Regulatory Requirements [Abstract]
Schedule of Capital Requirements

The following table illustrates the minimum liquid capital as established by the Securities and Futures Commission of Hong Kong that the Company’s subsidiary is required to maintain as of March 31, 2025 and 2024 and the actual amounts of capital that were maintained:

Capital requirements as of March 31, 2025	Minimum liquid capital requirements	Capital levels maintained
Grande Capital	$384,615	$2,465,656

Capital requirements as of March 31, 2024	Minimum liquid capital requirements	Capital levels maintained
Grande Capital	$384,615	$2,303,261